SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Form S-1 Registration Statement

On October 26, 2020, the Company filed a Registration Statement on Form S-1 with the Securities and Exchange Commission for a public offering of its common stock. The proposed maximum aggregate offering is $25,000,000.  The Form S-1 has not yet been declared effective by the Securities and Exchange Commission.  The Company can provide no assurance that it will consummate an offering under the Form S-1.  The foregoing does not constitute an offer of any securities for sale.

In connection with the Form S-1, on October 14, 2020, (i) Steward Capital waived the repayment requirement under the Agreement if the Company completes a public offering and realizes gross cash proceeds of not less than $20,000,000 and (ii) the Company agreed to repay Steward Capital $5,000,000 if the Company completes a public offering and realizes gross proceeds of not less than $20,000,000.

Reverse Stock Split

On November 3, 2020, the Board of Directors of the Company approved a 1-for-3 reverse stock split of the Company’s authorized and outstanding common stock, effective November 13, 2020 (the “Reverse Stock Split”).  No fractional shares will be issued in connection with the Reverse Stock Split.  Any fractional shares resulting from the Reverse Stock Split will be rounded up to the nearest whole share.  The Company’s common stock is expected to commence trading on a post-split basis on November 16, 2020.

NOTE 13 – SUBSEQUENT EVENTS

On November 11, 2013, the Company entered into a three-year lease agreement for office space at 687 North Pastoria Avenue, Sunnyvale, California expiring on December 31, (the “North Pastoria Lease”). On October 16, 2017, the Company extended the lease agreement for an additional three years with an expiration date of December 31, 2020 (“2018 Extension”). On January 24, 2020, the Company and a third party (the “Sublessee”) entered a Sublease agreement (the “Sublease”), wherein the Sublessee will occupy the premises for the remainder of the term of the 2018 Extension. The Sublessee will make payments total $106,323 ($9,666 per month) for the remaining 11 months.

Between April 16 and December 31, 2019, we accrued $141,667 for salary owed during 2019 to Mr. Brock, the Company’s Chief Executive Officer. On March 12, 2020, Mr. Brock waived accrued payroll amounts in the amount of $141,667.

On March 12, 2020, Stewart Kantor, the Company’s Chief Financial Officer, waived accrued payroll amounts in the amount of $8,334.